Significant Agreements, Commitments and Contingencies (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 18, 2015 EUR (€) € / shares shares
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Common stock shares issued (in Shares) | shares							1,086,956
Common stock, issued price per share (in Euro per share) | € / shares							€ 4.14
Additional cash consideration (in Euro) | €							€ 250,000
Fees paid	$ 1,105,000	€ 1,000,000	$ 713,538	€ 630,000	$ 713,000
Fair value					1,599,000	$ 1,599,000
Maturity fee					$ 2,200,000
Short-term contracts [Member]
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Agreement years					1 year
Long-term contracts [Member]
Significant Agreements, Commitments and Contingencies (Details) [Line Items]
Agreement years					3 years